Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of related party [Abstract]
Schedule of related party transactions

	2018 $	2017 $	2016 $
Short-term employee compensation and benefits	2,680,621	2,596,082	2,753,553
Termination benefits	—	779,666	1,330,828
Share-based payments	1,067,195	459,298	372,008
	3,747,816	3,835,046	4,456,389